CONVERTIBLE NOTES PAYABLE - RELATED PARTIES AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Convertible Notes Payable Related Parties And Fair Value Measurements Table
Short Term Convertible Debt
	December 31,	December 31,
	2017	2016
Evey Note	$62,616	$74,616
Wheatley Note	135,000	50,000
Gemini Master Fund – Third Amended and
Restated Secured Bridge Note – Current Group	–	600,000
	$197,616	$724,616

Assets and liabilities measured at fair value on a recurring and non-recurring basis
	Carrying Value at	Fair Value Measurements at December 31, 2016
	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Embedded Conversion Option Liability	$107,081	$–	$–	$107,081

Summary of activity of Level 3 liabilities
Balance at December 31, 2015	$87,992
Change in fair value	19,089
Balance at December 31, 2016	$107,081
Gain on debt extinguishment	(107,081)
Balance at December 31, 2017	$–

Assumptions the Company utilized to estimate the fair value of the embedded conversion option
Assumptions	December 31, 2016
Expected remaining term	0.25
Expected Volatility	103%
Risk free rate	0.50%
Dividend Yield	0.00%